9. EQUITY TRANSACTIONS (Details Narrative) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Transactions Details Narrative
Value of shares issued under employment agreement expensed as selling, general and adminstrative expenses			$ 1,852,500
Share price of shares issued under employment agreement		$ 8.55	$ 8.55
Selling, general and administrative expenses related to shares			605,627
Option per share price		$ 5.18
Expense related to option under settlement agreement		5,103,600
Expense paid related to option under settlement agreement		75,000
Common stock issued to investors, shares		929,167
Common stock issued to investors, value		5,905,000
Expense related to accrued compensation - officers		$ 5,820,000
Common stock acquired, shares		756,333
Common stock acquired, share price		$ 3.00
Warrants convertible into common stock	693,437	537,037